Components of Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable-trade	$ 2,192	$ 2,683
Unbilled accounts receivable-trade	992	440
Allowance for doubtful accounts	(139)	(433)
Accounts receivable, net	$ 3,045	$ 2,690